Investments - Categories of Net Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major categories of net investment income
Total investment income	$ 6,175	$ 7,082	$ 7,256
Investment expenses	(210)	(248)	(256)
Net investment income	5,965	6,834	7,000
Non-income producing investments	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	4,444	4,892	5,251
Equity securities
Major categories of net investment income
Total investment income	460	477	462
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	1,252	1,681	1,496
Policy loans
Major categories of net investment income
Total investment income	11	12	16
Other investment
Major categories of net investment income
Total investment income	$ 8	$ 20	$ 31